Acquisitions, Acquired Intangible Assets, and Goodwill - Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2021	$ 156
2022	559	$ 692
2023	428	546
2024	199	422
2025 and thereafter	769
Net carrying amount	$ 2,111	$ 2,231	$ 408